PREFERRED STOCK	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
PREFERRED STOCK

NOTE 4 – PREFERRED STOCK

The Company has authorized 5,000,000 shares of Preferred Stock. 1,000,000 of those shares are designated as Series A Convertible Preferred Stock (“Series A”). Each share of Convertible Series A Preferred Stock is convertible into 1,000 shares of common stock. In addition, the Convertible Series A Preferred Stock has voting privileges of 1,000 votes per one share of Series A. The Convertible Series A Preferred Stock is not entitled to dividend.